Share-based payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of expense recognized in financial statements
	For the Year Ended December 31
	2020	2019	2018
	U.S. Dollar in thousands
Cost of revenues	$244	$364	$401
Research and development	184	254	224
Selling and marketing	39	63	51
General and administrative	510	482	272
Total share-based compensation	$977	$1,163	$948

Schedule of change of awards
	2020		2019		2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,336,554	27.87	2,445,597	29.99	2,572,372	32.47
Granted	382,000	24.36	443,800	20.64	617,825	19.02
Exercised	(449,093)	18.49	(67,470)	32.30	(53,584)	15.77
Forfeited	(608,503)	51.68	(485,373)	16.98	(691,016)	30.51

Outstanding at end of year	1,660,958	20.38	2,336,554	27.87	2,445,597	29.99
Exercisable at end of year	799,640	18.97	1,412,023	33.17	1,406,048	38.02
The weighted average remaining contractual life for the share options		4.18		3.39		3.63

Schedule of number of RSs and modification in employee RSs
	Number of RSs
	2020	2019	2018

Outstanding at beginning of year	145,896	139,706	76,512
Granted	30,000	69,725	96,308
End of restriction period	(58,328)	(18,643)	(23,572)
Forfeited	(13,049)	(44,892)	(9,542)

Outstanding at end of year	104,519	145,896	139,706
The weighted average remaining contractual life for the restricted share	4.39	2.78	3.21

Schedule of inputs to binomial model used for fair value measurement
	2020	2019	2018
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	30-55	23-41	25-39
Risk-free interest rate (%)	0.01 – 0.58	0.3 – 1.7	0.2-2.0
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	20.28-28.98	19.17-19.65	18.49-21.17
Expected average forfeiture rate (%)	1.9-5.9	2-6	1-5